Investments in affiliates - Equity Accounted Investments (Details) - Gemini - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Aug. 31, 2015	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Summary of financial information
Ownership (as a percent)	49.00%	49.00%	49.00%
Current assets		$ 8,327	$ 10,014
Non-current assets		41,155	40,901
Current liabilities		5,201	6,131
Long-term liabilities		29,254	32,544
Net operating revenues		18,885	17,388	$ 13,909
Impairment loss				29,881
Net income/(loss)		$ 2,787	$ 1,969	$ (33,168)